COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating lease commitments
Lease expiration date	Jan. 31, 2018
Future minimum payments under non-cancelable operating leases:
2015	40,382,075
2016	34,393,922
2017	24,841,222
2018	19,690,678
2019	9,232,745
Thereafter	50,162,791
Total	178,703,433
Rental expenses	22,285,551	9,385,783	8,588,661
Capital Additions [Member]
Capital commitments
Commitments to purchase machineries	475,000,000